UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of December 31, 2016 (Unaudited)

Deutsche Short Duration Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 49.8%
Consumer Discretionary 6.0%
Ally Financial, Inc.:
3.25%, 11/5/2018		165,000	165,206
4.25%, 4/15/2021		1,800,000	1,816,875
Charter Communications Operating LLC, 3.579%, 7/23/2020		4,130,000	4,213,571
CSC Holdings LLC, 8.625%, 2/15/2019		2,100,000	2,320,500
DISH DBS Corp., 7.875%, 9/1/2019		2,100,000	2,331,000
Ford Motor Credit Co., LLC, 2.021%, 5/3/2019		5,710,000	5,657,605
General Motors Co., 3.5%, 10/2/2018		380,000	387,562
General Motors Financial Co., Inc., 3.2%, 7/13/2020		3,195,000	3,204,611
Hyundai Capital America:
144A, 2.5%, 3/18/2019		5,000,000	5,013,370
144A, 2.875%, 8/9/2018		2,301,000	2,327,790
Lennar Corp., 4.125%, 12/1/2018		110,000	112,475
MGM Resorts International, 5.25%, 3/31/2020 (b)		2,200,000	2,326,500
Myriad International Holdings BV, 144A, 6.375%, 7/28/2017		5,000,000	5,098,800
Newell Brands, Inc., 2.6%, 3/29/2019		5,000,000	5,054,865
Nissan Motor Acceptance Corp., 144A, 2.0%, 3/8/2019		4,840,000	4,829,323
RCI Banque SA, 144A, 3.5%, 4/3/2018		9,000,000	9,165,339
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		80,000	81,800
TRI Pointe Group, Inc., 4.875%, 7/1/2021		1,375,000	1,402,500
			55,509,692
Consumer Staples 0.8%
Kraft Heinz Foods Co., 2.8%, 7/2/2020		3,890,000	3,926,963
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		2,200,000	2,348,500
Smithfield Foods, Inc., 7.75%, 7/1/2017		18,000	18,495
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018		1,000,000	998,845
			7,292,803
Energy 6.0%
Columbia Pipeline Group, Inc., 2.45%, 6/1/2018		2,300,000	2,311,240
ConocoPhillips Co., 4.2%, 3/15/2021 (b)		3,630,000	3,855,862
Continental Resources, Inc., 5.0%, 9/15/2022 (b)		2,500,000	2,523,475
Crestwood Midstream Partners LP, 6.0%, 12/15/2020		2,500,000	2,562,500
Delek & Avner Tamar Bond Ltd., 144A, 3.839%, 12/30/2018		3,963,000	4,027,399
Energy Transfer Partners LP:
4.15%, 10/1/2020		3,850,000	3,986,833
6.125%, 2/15/2017		4,000,000	4,020,728
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		3,150,000	3,422,790
Kinder Morgan Energy Partners LP, 2.65%, 2/1/2019		10,000,000	10,052,610
Kinder Morgan, Inc.:
7.0%, 6/15/2017		100,000	102,320
7.25%, 6/1/2018		35,000	37,298
Noble Holding International Ltd., 7.75%, 1/15/2024		1,650,000	1,551,990
ONEOK Partners LP:
3.2%, 9/15/2018		5,375,000	5,492,320
3.8%, 3/15/2020 (b)		4,500,000	4,663,453
Petrobras Global Finance BV, 8.375%, 5/23/2021		1,965,000	2,117,288
Petroleos Mexicanos:
144A, 5.375%, 3/13/2022		714,000	731,122
144A, 5.5%, 2/4/2019		2,000,000	2,071,780
Sunoco LP, 6.25%, 4/15/2021		2,200,000	2,241,250
			55,772,258
Financials 23.3%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022		2,585,000	2,607,619
Air Lease Corp., 2.125%, 1/15/2020		4,065,000	4,004,338
Ares Capital Corp., 3.625%, 1/19/2022		8,000,000	7,755,456
Bank of America Corp., Series L, 2.6%, 1/15/2019		10,000,000	10,085,480
Bank of Ceylon, REG S, 5.325%, 4/16/2018		1,510,000	1,513,775
Bank of India, 144A, 3.625%, 9/21/2018		3,000,000	3,032,118
Banque Federative du Credit Mutuel SA, 144A, 2.75%, 1/22/2019		11,000,000	11,120,824
BNZ International Funding Ltd., 144A, 2.35%, 3/4/2019		9,000,000	9,032,130
Capital One NA, 1.85%, 9/13/2019		9,715,000	9,604,570
Citigroup, Inc.:
2.05%, 12/7/2018		2,857,000	2,856,680
2.5%, 9/26/2018		7,585,000	7,657,551
Citizens Bank NA, 2.5%, 3/14/2019		4,000,000	4,030,816
Credit Agricole SA, 144A, 2.125%, 4/17/2018		5,000,000	5,009,710
Dexia Credit Local SA, 144A, 1.875%, 9/15/2021		5,000,000	4,825,065
Fifth Third Bank, 1.625%, 9/27/2019		4,415,000	4,362,205
FS Investment Corp., 4.25%, 1/15/2020		3,000,000	3,018,207
Global Bank Corp., 144A, 4.5%, 10/20/2021		2,500,000	2,434,250
HSBC U.S.A., Inc., 2.75%, 8/7/2020		8,000,000	8,015,880
Jefferies Group LLC, 5.125%, 4/13/2018		3,000,000	3,100,941
KeyBank NA, 1.6%, 8/22/2019		660,000	650,962
Lloyds Bank PLC, 2.3%, 11/27/2018		2,005,000	2,017,549
Lloyds Banking Group PLC, 3.1%, 7/6/2021 (b)		1,160,000	1,175,593
Macquarie Group Ltd., 144A, 3.0%, 12/3/2018		11,000,000	11,163,746
Morgan Stanley, 2.5%, 1/24/2019		10,000,000	10,105,120
Murray Street Investment Trust I, 4.647%, 3/9/2017		4,000,000	4,020,840
National Savings Bank, 144A, 8.875%, 9/18/2018		2,500,000	2,640,625
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		10,000,000	10,010,940
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019		8,160,000	8,153,790
Santander UK PLC, 2.5%, 3/14/2019		9,505,000	9,560,509
Skandinaviska Enskilda Banken AB:
144A, 1.375%, 5/29/2018		5,000,000	4,980,355
1.5%, 9/13/2019		6,000,000	5,899,332
144A, 2.375%, 3/25/2019		2,905,000	2,912,457
Standard Chartered PLC, 144A, 2.1%, 8/19/2019		4,000,000	3,954,292
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		1,045,000	1,038,220
Swedbank AB, 144A, 2.375%, 2/27/2019		4,785,000	4,806,035
Synchrony Financial:
2.6%, 1/15/2019		8,000,000	8,040,464
3.0%, 8/15/2019		1,573,000	1,593,385
The Goldman Sachs Group, Inc.:
2.0%, 4/25/2019		5,445,000	5,423,372
2.625%, 1/31/2019		5,500,000	5,559,136
The Huntington National Bank, 2.2%, 11/6/2018		1,995,000	2,000,646
Turkiye Is Bankasi, 144A, 5.5%, 4/21/2022		2,500,000	2,360,350
UniCredit Luxembourg Finance SA, 144A, 6.0%, 10/31/2017 (b)		3,170,000	3,232,531
			215,367,864
Health Care 2.4%
Actavis Funding SCS, 2.35%, 3/12/2018		4,215,000	4,239,367
Celgene Corp., 3.55%, 8/15/2022		5,000,000	5,127,950
Forest Laboratories LLC, 144A, 4.375%, 2/1/2019		6,000,000	6,234,828
Mallinckrodt International Finance SA, 3.5%, 4/15/2018 (b)		640,000	639,200
Mylan NV, 144A, 3.15%, 6/15/2021		2,500,000	2,453,467
Teva Pharmaceutical Finance Netherlands III BV, 1.7%, 7/19/2019		3,055,000	3,001,623
Valeant Pharmaceuticals International, Inc., 144A, 6.75%, 8/15/2018 (b)		400,000	379,000
			22,075,435
Industrials 1.5%
Adani Ports & Special Economic Zone Ltd., 144A, 3.5%, 7/29/2020		2,500,000	2,487,527
CNH Industrial Capital LLC:
3.25%, 2/1/2017		130,000	130,000
3.875%, 10/15/2021		2,185,000	2,149,494
Fortive Corp., 144A, 1.8%, 6/15/2019		970,000	963,968
Harris Corp., 2.7%, 4/27/2020		1,890,000	1,887,921
Hertz Corp., 5.875%, 10/15/2020 (b)		2,200,000	2,150,500
Lima Airport Partners Srl, Series 2007-1, 144A, 6.88%, 6/15/2022		3,796,010	4,073,335
			13,842,745
Information Technology 1.6%
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019		6,620,000	6,757,736
144A, 5.875%, 6/15/2021		480,000	510,685
Fidelity National Information Services, Inc., 2.25%, 8/15/2021		4,550,000	4,436,373
Seagate HDD Cayman, 3.75%, 11/15/2018		2,480,000	2,541,070
			14,245,864
Materials 2.2%
Anglo American Capital PLC, 144A, 2.625%, 9/27/2017		1,135,000	1,135,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019 (b)		1,500,000	1,586,250
CF Industries, Inc., 144A, 3.4%, 12/1/2021		535,000	529,377
Equate Petrochemical BV, 144A, 3.0%, 3/3/2022		1,815,000	1,728,715
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		3,000,000	2,949,000
Goldcorp, Inc., 2.125%, 3/15/2018		1,490,000	1,489,304
Grupo Idesa SA de CV, 144A, 7.875%, 12/18/2020		2,700,000	2,443,500
HudBay Minerals, Inc., 144A, 7.25%, 1/15/2023		300,000	310,500
Huntsman International LLC, 4.875%, 11/15/2020 (b)		2,200,000	2,279,750
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		2,200,000	2,268,750
Teck Resources Ltd.:
3.0%, 3/1/2019		1,118,000	1,118,000
144A, 8.0%, 6/1/2021		300,000	330,000
United States Steel Corp., 144A, 8.375%, 7/1/2021		2,200,000	2,432,166
			20,600,312
Real Estate 2.4%
American Tower Corp., (REIT), 3.4%, 2/15/2019		6,126,000	6,260,460
Equinix, Inc., (REIT), 5.375%, 1/1/2022		2,100,000	2,205,000
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		4,850,000	4,903,282
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		375,000	383,437
ProLogis LP, (REIT), 2.75%, 2/15/2019		5,910,000	5,995,541
Starwood Property Trust, Inc., 144A, (REIT), 5.0%, 12/15/2021		1,545,000	1,565,703
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021		490,000	497,350
			21,810,773
Telecommunication Services 1.4%
AT&T, Inc., 2.45%, 6/30/2020		4,360,000	4,329,620
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		850,000	898,875
Frontier Communications Corp.:
8.125%, 10/1/2018		850,000	918,000
8.875%, 9/15/2020		1,500,000	1,597,500
Level 3 Financing, Inc., 5.375%, 8/15/2022		2,500,000	2,581,250
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		620,000	621,159
T-Mobile U.S.A., Inc., 6.125%, 1/15/2022		2,200,000	2,321,000
			13,267,404
Utilities 2.2%
Dominion Resources, Inc., Series B, 1.6%, 8/15/2019		1,300,000	1,280,180
Enel Finance International NV, 144A, 6.25%, 9/15/2017		7,125,000	7,342,419
FirstEnergy Corp., Series A, 2.75%, 3/15/2018		5,000,000	5,045,420
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		2,500,000	2,800,000
NRG Energy, Inc., 7.875%, 5/15/2021		313,000	326,303
PG&E Corp., 2.4%, 3/1/2019		3,820,000	3,834,512
			20,628,834
Total Corporate Bonds (Cost $458,033,009)			460,413,984
Mortgage-Backed Securities Pass-Throughs 2.1%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027		2,611,994	2,685,610
Federal National Mortgage Association:
2.474% **, 1/1/2044		9,245,255	9,481,850
3.0%, 5/1/2027		4,477,471	4,605,274
4.5%, 4/1/2023		571,573	606,339
5.0%, 9/1/2023		512,045	541,095
Government National Mortgage Association:
6.0%, with various maturities from 1/15/2022 until 2/20/2039		595,970	637,279
6.5%, with various maturities from 8/20/2038 until 2/20/2039		684,665	747,453
9.5%, with various maturities from 5/15/2018 until 7/15/2020		282	286
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,515,255)			19,305,186
Asset-Backed 18.2%
Automobile Receivables 3.8%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021		4,570,000	4,527,000
"D", Series 2013-2, 2.42%, 5/8/2019		11,090,000	11,155,883
"C", Series 2015-3, 2.73%, 3/8/2021		1,750,000	1,764,167
"C", Series 2016-2, 2.87%, 11/8/2021		1,750,000	1,759,668
"C", Series 2015-4, 2.88%, 7/8/2021		2,250,000	2,274,225
Avis Budget Rental Car Funding AESOP LLC:
"B", Series 2014-2A, 144A, 3.29%, 2/20/2021		4,000,000	3,983,024
"C", Series 2015-1A, 144A, 3.96%, 7/20/2021		2,000,000	1,939,789
CPS Auto Receivables Trust:
"D", Series 2014-A, 144A, 5.11%, 2/18/2020		660,000	662,217
"D", Series 2014-D, 144A, 5.33%, 11/16/2020		2,140,000	2,157,043
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021		1,500,000	1,501,074
Skopos Auto Receivables Trust:
"A", Series 2015-1A, 144A, 3.1%, 12/15/2023		2,468,839	2,459,842
"A", Series 2015-2A, 144A, 3.55%, 2/15/2020		985,735	988,468
			35,172,400
Credit Card Receivables 1.2%
Chase Issuance Trust, "A", Series 2016-A2, 1.37%, 6/15/2021		5,560,000	5,506,381
Citi Holdings Liquidating Unrated Performing Assets, "A", Series 2013-VM, 144A, 3.326%, 8/15/2020		609,092	609,811
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025		5,000,000	4,896,878
			11,013,070
Home Equity Loans 0.2%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 5.041% **, 4/25/2033		159,041	160,752
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033		6,637	6,643
Home Loan Trust, "A7", Series 2001-HI4, 7.24%, 10/25/2026		578,944	573,728
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.806% **, 12/25/2034		697,378	693,875
			1,434,998
Manufactured Housing Receivables 0.0%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467% **, 4/15/2040		286,851	297,522
Miscellaneous 12.2%
A Voce CLO Ltd., "A1B", Series 2014-1A, 144A, 2.14% **, 7/15/2026		4,230,000	4,220,986
ALM V Ltd., "A1R2", Series 2012-5A, 144A, 2.099% **, 10/18/2027		1,000,000	999,599
ALM VIII Ltd., "A1R", Series 2013-8A, 144A, 2.343% **, 10/15/2028		3,750,000	3,758,527
Ares XXIX CLO Ltd., "A2", Series 2014-1A, 144A, 2.679% **, 4/17/2026		16,950,000	16,950,508
Atrium XI, "B", Series 11A, 144A, 2.865% **, 10/23/2025		775,000	775,109
Bristol Park CLO Ltd., "A", Series 2016-1A, 144A, 2.314% **, 4/15/2029		3,750,000	3,749,955
Carlyle Global Market Strategies CLO Ltd., "A", Series 2014-2A, 144A, 2.287% **, 5/15/2025		2,000,000	2,000,050
CIFC Funding Ltd., "A1L", Series 2014-2A, 144A, 2.305% **, 5/24/2026		6,000,000	6,013,572
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.678% **, 1/15/2037		3,157,526	2,808,216
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501% **, 12/25/2036		2,885,919	2,125,357
Dell Equipment Finance Trust:
"A2", Series 2016-1, 144A, 1.43%, 9/24/2018		2,550,000	2,550,407
"A3", Series 2016-1, 144A, 1.65%, 7/22/2021		3,400,000	3,397,654
Domino's Pizza Master Issuer LLC:
"A2I", Series 2015-1A, 144A, 3.484%, 10/25/2045		3,960,000	3,918,816
"A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		5,820,000	5,936,185
Dryden XXXI Senior Loan Fund, "B", Series 2014-31A, 144A, 2.579% **, 4/18/2026		2,000,000	2,000,004
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.844% **, 11/25/2036		1,305,998	1,295,422
Galaxy XV CLO Ltd., "A", Series 2013-15A, 144A, 1.93% **, 4/15/2025		500,000	499,423
GoldenTree Loan Opportunities III Ltd., "C", Series 2007-3A, 144A, 2.136% **, 5/1/2022		4,750,000	4,736,700
Marea CLO Ltd., "CR", Series 2012-1A, 144A, 3.43% **, 10/15/2023		4,000,000	3,992,408
North End CLO Ltd., "A", Series 2013-1A, 144A, 1.829% **, 7/17/2025		8,000,000	7,967,832
Oak Hill Credit Partners X Ltd., "A", Series 2014-10A, 144A, 2.166% **, 7/20/2026		1,150,000	1,150,032
Octagon Investment Partners XVI Ltd., "B1", Series 2013-1A, 144A, 2.279% **, 7/17/2025		5,500,000	5,427,834
Octagon Investment Partners XXI Ltd., "A1AR", Series 2014-1A, 144A, 2.252%, 11/14/2026		2,200,000	2,199,980
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 1.529% **, 2/25/2035		1,858,741	1,862,354
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		45,274	45,537
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046		2,364,075	2,372,645
Venture XVI CLO Ltd., "A1L", Series 2014-16A, 144A, 2.18% **, 4/15/2026		10,000,000	10,015,560
Voya CLO Ltd.:
"A1", Series 2014-2A, 144A, 2.129% **, 7/17/2026		6,950,000	6,950,042
"A1", Series 2015-1A, 144A, 2.159% **, 4/18/2027		3,015,000	3,015,253
			112,735,967
Student Loans 0.8%
SLM Student Loan Trust:
"A6", Series 2004-1, 144A, 1.465% **, 7/25/2039		5,500,000	5,007,200
"A4", Series 2008-5, 2.415% **, 7/25/2023		2,619,409	2,633,995
			7,641,195
Total Asset-Backed (Cost $168,190,178)			168,295,152
Commercial Mortgage-Backed Securities 6.4%
Banc of America Commercial Mortgage Trust:
"AJ", Series 2006-2, 5.671% **, 5/10/2045		120,906	120,804
"AM", Series 2006-3, 5.875% **, 7/10/2044		3,000,000	2,279,481
BBCMS Trust, "A", Series 2015-RRI, 144A, 1.854% **, 5/15/2032		1,912,690	1,912,773
Bear Stearns Commercial Mortgage Securities:
"AMFL", Series 2007-PW17, 144A, 1.343% **, 6/11/2050		697,375	686,177
"A1A", Series 2007-PW15, 5.317%, 2/11/2044		604,273	604,997
"AM", Series 2006-PW11, 5.436% **, 3/11/2039		285	280
"A4", Series 2007-PW18, 5.7%, 6/11/2050		3,289,582	3,360,134
CD Commercial Mortgage Trust, "AMA", Series 2007-CD5, 6.116% **, 11/15/2044		845,000	871,590
Citigroup Commercial Mortgage Trust:
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051		456,883	421,373
"A4", Series 2007-C6, 5.714% **, 12/10/2049		495,000	499,292
"A1A", Series 2007-C6, 5.714% **, 12/10/2049		1,258,467	1,269,421
Credit Suisse Commercial Mortgage Trust:
"A1A", Series 2007-C1, 5.361%, 2/15/2040		918,810	917,692
"A4", Series 2007-C4, 5.935% **, 9/15/2039		199,608	202,493
CSMC Trust, "A", Series 2014-TIKI, 144A, 1.604% **, 9/15/2038		2,000,000	1,986,492
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 0.931% ***, 9/25/2049		23,875,011	1,676,105
"X1", Series K722, Interest Only, 1.311% ***, 3/25/2023		15,970,766	1,057,271
GE Capital Commercial Mortgage Corp.:
"J", Series 2005-C2, 144A, 5.464% **, 5/10/2043		1,500,000	1,403,710
"A4", Series 2007-C1, 5.543%, 12/10/2049		704,385	705,332
GMAC Commercial Mortgage Securities, Inc., "B", Series 2004-C3, 4.965%, 12/10/2041		279,979	285,466
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049		563,308	571,367
"AM", Series 2006-GG7, 5.774% **, 7/10/2038		1,194,265	1,193,904
GS Mortgage Securities Trust:
"A", Series 2016-ICE2, 144A, 2.634% **, 2/15/2033		2,678,000	2,701,500
"AM", Series 2006-GG8, 5.591%, 11/10/2039		886,356	885,949
JPMorgan Chase Commercial Mortgage Securities Corp.:
"B", Series 2005-LDP4, 5.129%, 10/15/2042		1,366,614	1,363,744
"C", Series 2006-LDP6, 5.673% **, 4/15/2043		2,462,719	2,460,036
"H", Series 2004-CB8, 144A, 5.787% **, 1/12/2039		5,000,000	4,950,579
"F", Series 2005-LDP1, 144A, 5.814% **, 3/15/2046		54,095	54,074
"A1A", Series 2007-LD12, 5.85%, 2/15/2051		1,067,327	1,079,318
"A1A", Series 2008-C2, 5.998%, 2/12/2051		2,071,360	2,086,282
"F", Series 2003-PM1A, 144A, 6.21% **, 8/12/2040		1,294,603	1,315,793
JPMorgan Commercial Mortgage-Backed Securities Trust, "A4B", Series 2009-RR1, 144A, 5.716% **, 3/18/2051		3,420,000	3,436,937
LB Commercial Mortgage Trust:
"A4B", Series 2007-C3, 5.517%, 7/15/2044		552,655	560,392
"J", Series 1998-C4, 144A, 5.6%, 10/15/2035		500,000	509,550
LB-UBS Commercial Mortgage Trust, "E", Series 2005-C3, 4.983%, 7/15/2040		1,821,000	1,827,654
Merrill Lynch Mortgage Trust, "A4", Series 2007-C1, 5.827% **, 6/12/2050		2,930,107	2,954,794
Morgan Stanley Capital Barclays Bank Trust, "B", Series 2016-MART, 144A, 2.48%, 9/13/2031		2,000,000	1,939,837
Morgan Stanley Capital I Trust:
"AMFL", Series 2007-HQ11, 0.865% **, 2/12/2044		3,702,340	3,697,098
"A4", Series 2007-IQ16, 5.809%, 12/12/2049		387,621	393,325
Morgan Stanley Re-REMIC Trust:
"A4B", Series 2010-GG10, 144A, 5.793% **, 8/15/2045		778,000	780,858
"A4B", Series 2009-GG10, 144A, 5.797% **, 8/12/2045		4,410,870	4,435,715
Wachovia Bank Commercial Mortgage Trust, "AM", Series 2006-C27, 5.795%, 7/15/2045		102,792	102,704
Total Commercial Mortgage-Backed Securities (Cost $61,579,446)			59,562,293
Collateralized Mortgage Obligations 7.8%
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037		620,695	645,415
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 3.034% **, 10/20/2032		66,745	66,928
"2A3", Series 2005-J, 3.427% **, 11/25/2035		354,278	326,578
"2A8", Series 2003-J, 3.536% **, 11/25/2033		660,083	659,126
"A15", Series 2006-2, 6.0%, 7/25/2046		27,698	24,467
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 2.841% **, 1/25/2034		627,249	605,998
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036		353,588	356,324
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019		1,145,774	1,156,858
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2015-C02, 1.734% **, 5/25/2025		214,033	214,068
"1M1", Series 2016-C04, 2.034% **, 1/25/2029		2,847,020	2,865,134
"1M1", Series 2015-C03, 2.084% **, 7/25/2025		1,200,253	1,202,497
"1M1", Series 2016-C03, 2.584% **, 10/25/2028		1,021,397	1,035,227
"1M1", Series 2016-C02, 2.734% **, 9/25/2028		2,385,328	2,410,130
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 1.781% **, 2/15/2038		853,941	784,929
"PG", Series 3910, 3.5%, 12/15/2040		2,309,897	2,349,739
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		4,282,079	631,774
"CI", Series 4104, Interest Only, 4.0%, 5/15/2041		10,730,664	1,634,512
"LG", Series 4281, 4.0%, 1/15/2043		9,427,734	9,824,743
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		22,410,801	4,457,037
Federal National Mortgage Association:
"KI", Series 2014-30, Interest Only, 3.5%, 5/25/2033		10,126,280	1,185,571
"9", Series 406, Interest Only, 4.5%, 2/25/2041		4,450,105	960,232
"IX", Series 2012-72, Interest Only, 4.5%, 7/25/2042		3,893,539	777,558
"IM", Series 2014-72, Interest Only, 4.5%, 3/25/2044		5,266,564	857,609
"1A6", Series 2007-W8, 6.443% **, 9/25/2037		1,235,942	1,360,775
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 16-DNA3, 2.584% **, 12/25/2028		2,555,556	2,579,344
"M2", Series 2016-DNA2, 2.784% **, 10/25/2028		3,666,666	3,712,931
"M2", Series 2015-DNA3, 3.434% **, 4/25/2028		7,000,000	7,202,015
"M2", Series 2016-DNA1, 3.484% **, 7/25/2028		4,000,000	4,117,649
Government National Mortgage Association:
"IT", Series 2013-82, Interest Only, 3.5%, 5/20/2043		29,299,967	5,286,244
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		6,151,948	924,836
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		9,630,489	1,832,714
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		3,994,571	666,234
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		4,551,192	743,278
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		2,793,337	503,117
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037		955,126	114,617
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 3.25% **, 8/25/2035		1,507,916	1,505,966
MASTR Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.956% **, 5/25/2047		1,671,589	1,662,174
MASTR Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018		65,703	65,753
"3A2", Series 2003-1, 5.0%, 2/25/2018		77,317	77,719
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73% **, 4/28/2024		3,241	3,191
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018		403,128	405,177
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032		627,646	599,343
"A3", Series 2004-SL3, 7.5%, 12/25/2031		518,680	517,970
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020		1,525,852	1,538,967
Washington Mutual Mortgage Pass-Through Certificates Trust:
"2A3", Series 2003-S6, 4.75%, 7/25/2018		132,611	132,995
"A9", Series 2003-S9, 5.25%, 10/25/2033		766,674	801,742
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018		257,360	259,280
Total Collateralized Mortgage Obligations (Cost $71,045,442)			71,646,485
Government & Agency Obligations 13.8%
Other Government Related (c) 1.8%
Corp. Andina de Fomento, 2.0%, 5/10/2019		5,620,000	5,583,375
Korea Development Bank, 2.875%, 8/22/2018		5,000,000	5,091,980
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		2,000,000	2,123,840
Vnesheconombank:
144A, 4.224%, 11/21/2018		2,000,000	2,021,320
144A, 6.902%, 7/9/2020		2,000,000	2,160,600
			16,981,115
Sovereign Bonds 2.4%
Hazine Mustesarligi Varlik Kiralama AS, 144A, 2.803%, 3/26/2018		5,400,000	5,352,480
KazAgro National Management Holding JSC, REG S, 3.255%, 5/22/2019	EUR	2,500,000	2,623,731
Republic of Colombia, 4.375%, 7/12/2021		3,000,000	3,142,500
Republic of Croatia, 144A, 6.625%, 7/14/2020		1,650,000	1,794,639
Republic of Hungary, 6.25%, 1/29/2020		2,000,000	2,187,500
Republic of Indonesia, 144A, 2.875%, 7/8/2021	EUR	2,300,000	2,525,506
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,500,000	2,418,750
Saudi Government International Bond, 144A, 2.375%, 10/26/2021		2,000,000	1,941,872
			21,986,978
U.S. Treasury Obligations 9.6%
U.S. Treasury Bills:
0.4% ****, 2/9/2017 (d)		992,000	991,544
0.56% ****, 6/1/2017 (d)		1,598,000	1,593,874
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		800,000	799,281
0.75%, 2/15/2019		24,000,000	23,760,936
1.125%, 1/15/2019		23,000,000	22,955,978
1.25%, 4/30/2019		29,000,000	28,983,006
1.375%, 1/31/2021		10,000,000	9,840,230
			88,924,849
Total Government & Agency Obligations (Cost $128,989,092)			127,892,942
Loan Participations and Assignments 0.0%
Senior Loans **
Answers Corp., Second Lien Term Loan, LIBOR plus 9.0%, 10/3/2022 *		500,000	19,168
Coach America Holdings, Inc., Letter of Credit, LIBOR plus 5.75%, 4/20/2017 *		724,718	72
Fairway Group Acquisition Co.:
Term Loan, 10.0%, 1/3/2020 (PIK)		120,424	109,586
Term Loan, 11.0%, 10/3/2021 (PIK)		104,877	85,999
Southcross Holdings Borrower LP, Term Loan B, 3.5%, 4/13/2023 (PIK)		136,242	106,268
Total Loan Participations and Assignments (Cost $2,001,799)			321,093
Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $69,747)		69,403	70,992
		Shares	Value ($)
Common Stocks 0.0%
Consumer Staples 0.0%
Fairway Group Acquisition Co.*		2,063	22,585
Materials 0.0%
GEO Specialty Chemicals, Inc.*		5,825	2,287
Utilities 0.0%
Southcross Holding LLC		148	0
Southcross Holding LP "A"		148	55,500
			55,500
Total Common Stocks (Cost $267,190)			80,372
Securities Lending Collateral 1.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.42% (f) (g) (Cost $12,646,467)		12,646,467	12,646,467
Cash Equivalents 1.4%
Deutsche Central Cash Management Government Fund, 0.49% (f) (Cost $13,175,366)		13,175,366	13,175,366
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $935,512,991) †		100.9	933,410,332
Other Assets and Liabilities, Net		(0.9)	(8,380,847)
Net Assets		100.0	925,029,485

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Answers Corp. *	LIBOR plus 9.0%	10/3/2022	500,000	USD	483,600	19,168
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/20/2017	724,718	USD	720,870	72
					1,204,470	19,240

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
***	These securities are shown at their current rate as of December 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $938,817,170. At December 31, 2016, net unrealized depreciation for all securities based on tax cost was $5,406,838. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,796,460 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,203,298.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2016 amounted to $12,244,412, which is 1.3% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

2 Year U.S. Treasury Note	USD	3/31/2017	745	161,432,188	(22,601)
Ultra 10 Year U.S. Treasury Note	USD	3/22/2017	189	25,337,813	(68,125)
Total unrealized depreciation					(90,726)

At December 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/31/2017	745	87,659,727	(40,556)
Federal Republic of Germany Euro-Bund	EUR	3/8/2017	80	13,823,405	(183,240)
Total unrealized depreciation					(223,796)

At December 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation ($)

9/16/2015 9/16/2017	325,600,000	Floating — 3-Month LIBOR	Fixed — 1.0%	450,017	294,400

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2016 is 1.00%.
As of December 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,965,000	USD	5,536,819	2/3/2017	301,101	Toronto-Dominion Bank

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$460,413,984	$—	$460,413,984
Mortgage-Backed Securities Pass-Throughs	—	19,305,186	—	19,305,186
Asset-Backed	—	168,295,152	—	168,295,152
Commercial Mortgage-Backed Securities	—	59,562,293	—	59,562,293
Collateralized Mortgage Obligations	—	71,646,485	—	71,646,485
Government & Agency Obligations	—	127,892,942	—	127,892,942
Loan Participations and Assignments	—	125,436	195,657	321,093
Convertible Bond	—	—	70,992	70,992
Common Stocks	—	55,500	24,872	80,372
Short-Term Investments (h)	25,821,833	—	—	25,821,833
Derivatives (i)
Interest Rate Swap Contracts	—	294,400	—	294,400
Forward Foreign Currency Exchange Contracts	—	301,101	—	301,101
Total	$25,821,833	$907,892,479	$291,521	$934,005,833
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(314,522)	$—	$—	$(314,522)
Total	$(314,522)	$—	$—	$(314,522)

During the period ended December 31, 2016, the amount of transfers between Level 3 and Level 2 was $3,750,000. The investments were transferred from Level 3 to Level 2 as a result of the availalbity of a pricing source supported by observable imputs.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Exchange Contracts	$ —	$ —	$ 301,101
Interest Rate Contracts	$ (314,522)	$ 294,400	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Short Duration Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017